Performance Management - VanEck India Select ETF	Feb. 06, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]	The Fund has not yet commenced operations and therefore does not have performance history.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and therefore does not have performance history.